Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity)(Details) - $ / shares	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Employee Benefits And Share Based Compensation [Abstract]
Nonvested on January 1, 2015, Shares/Units	3,355,145
Nonvested on January 1, 2015, Weighted average grant date fair value	$ 10.51
Shares/units granted, Shares/Units	1,208,446
Shares/units granted, Weighted average grant date fair value	$ 13.9	[1]	$ 11.62	$ 10.63
Shares/units vested, Shares/Units	(968,612)
Shares/units vested, Weighted average grant date fair value	$ 10.23
Shares/units vested, Shares/Units	(122,555)
Shares/units cancelled, Weighted average grant date fair value	$ 10.24
Nonvested on December 31, 2015, Shares/Units	3,472,424		3,355,145
Nonvested on December 31, 2015, Weighted average grant date fair value	$ 10.73		$ 10.51

[1]	The weighted average grant date fair value for shares/units granted in 2014 and 2013 was $ 11.62 and $ 10.63 , respectively.